COMMITMENT AND CONTINGENCIES (Details Narrative)		3 Months Ended		12 Months Ended
	Jan. 02, 2019 USD ($) shares	Mar. 31, 2023 USD ($) ft²	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Operating lease expens				$ 59,416
Land space | ft²		1,908		1,908
Implicit interest rate				50.00%
Maintenance charges				$ 16,316
Monthly base rent		$ 30,741	$ 22,222	114,522	$ 73,395
License fee				150,000
Short-term lease expense		11,637	7,660	38,790	15,711
Purchase price for acquisition				192,000
Carrying balance				141,125	0
Amortized				8,875	0
Research and development expenses		20,336	$ 44,193	153,697	284,869
Increase salary per month	$ 3,000			7,500
Small Business Innovation Research [Member]
Grant income received				0	$ 279,981
2nd year [Member]
Monthly base rent		4,854		4,854
1st year [Member]
Monthly base rent		4,713		4,713
3rd year [Member]
Monthly base rent		$ 5,000		5,000
CFO [Member]
Increase salary per month	3,000			$ 7,500
John W. Huemoeller [Member]
Increase salary per month	$ 35,000
Common stock granted purchase shares | shares	2,000,000
Vesting percentage	50.00%
Stock Purchase Agreement [Member]
Salary	$ 10,000
Implicit interest rate		50.00%		6.00%
Small business awarded		$ 395,880		$ 395,880
Purchase price for acquisition		$ 150,468		$ 150,468